Cash and Cash Equivalents - Summary of Cash and Cash Equivalents - Additional Information (Detail) ₩ in Millions	Dec. 31, 2020 KRW (₩)
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of Cash and Cash Equivalents [Line Items]
Cash equivalents, restricted	₩ 40,319